Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[1]	Jun. 30, 2023	Jun. 30, 2022	[3]
Disclosure of revenue [line items]
Revenue	$ 178	$ 1,307	[2]	$ 317	$ 2,972	[4]
Research tax credit	1,275	1,416		4,391	3,544
Subsidies and other	547	0		851	7
Other income	1,823	1,416	[2]	5,242	3,551	[4]
Revenue and other operating income	2,001	2,723	[2]	5,560	6,523	[4]
France [member]
Disclosure of revenue [line items]
Revenue	178	1,307		317	2,972
United States [member]
Disclosure of revenue [line items]
Revenue	$ 0	$ 0		$ 0	$ 0

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)